Derivative Instruments - Changes in Other Comprehensive Income Related to Cash Flow Hedges (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Changes in other comprehensive income related to derivative instruments classified as cash flow hedges
Balance at beginning of period	$ (2,968)	$ (623)
Reclassifications in earnings, net of tax of $21 and $76 for the three and nine months ended September 30, 2016, and $9 and $22 for the three and nine months ended September 30, 2015	176	65
Change in fair value of derivative instrument, net of tax of $45 and $463 for the three and nine months ended September 30, 2016, and $483 and $1,015 for the three and nine months ended September 30, 2015	(542)	(2,410)	(623)
Balance at end of period	(3,334)	(2,968)	(623)
Other comprehensive income, tax effect
Reclassifications in earnings, tax	107	40
Change in fair value of derivative instrument, tax	$ 319	$ 1,360	$ 476